Stock-based compensation (Summary of Toyota's Stock Option Activity) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number of shares
Options outstanding, beginning balance	0	283,600	1,192,300
Granted	0	0	0
Exercised	0	(155,100)	(643,800)
Canceled	0	(128,500)	(264,900)
Options outstanding, ending balance	0	0	283,600	1,192,300
Options exercisable at year end	0	0	283,600
Weighted-average exercise price
Options outstanding, beginning balance	¥ 0	¥ 3,153	¥ 3,682
Granted	0	0	0
Exercised	0	3,156	3,726
Canceled	0	3,153	4,154
Options outstanding, ending balance	0	0	3,153	¥ 3,682
Options exercisable at year end	¥ 0	¥ 0	¥ 3,153
Weighted-average remaining contractual life in years
Options outstanding, Weighted- average remaining contractual term	0 years	0 years	3 months 29 days	9 months 18 days
Options exercisable at year end		0 years	3 months 29 days
Aggregate intrinsic value
Option outstanding aggregate intrinsic value at year end	¥ 0	¥ 0	¥ 1,041	¥ 2,813
Options exercisable at year end	¥ 0	¥ 0	¥ 1,041